Cash and cash equivalents (Details Textual) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure Of Cash And Cash Equivalents [Abstract]
Restricted cash and cash equivalents	₨ 332,605	$ 4,412	₨ 313,057	₨ 296,275
Cash and cash equivalents	₨ 2,318,480	$ 30,755	₨ 1,934,918	₨ 1,991,846